Document and Entity Information	0 Months Ended
Feb. 28, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2012
Registrant Name	SEI INSTITUTIONAL INTERNATIONAL TRUST
Central Index Key	0000835597
Amendment Flag	false
Document Creation Date	Jan. 28, 2013
Document Effective Date	Jan. 31, 2013
Prospectus Date	Jan. 31, 2013
SIT INTERNATIONAL EQUITY FUND | SIT INTERNATIONAL EQUITY FUND - CLASS A | SIT INTERNATIONAL EQUITY FUND - CLASS A
Risk/Return:
Trading Symbol	SEITX
SIT EMERGING MARKETS EQUITY FUND | SIT EMERGING MARKETS EQUITY FUND - CLASS A | SIT EMERGING MARKETS EQUITY FUND - CLASS A
Risk/Return:
Trading Symbol	SIEMX
SIT INTERNATIONAL FIXED INCOME FUND | SIT INTERNATIONAL FIXED INCOME FUND - CLASS A | SIT INTERNATIONAL FIXED INCOME FUND - CLASS A
Risk/Return:
Trading Symbol	SEFIX
SIT EMERGING MARKETS DEBT FUND | SIT EMERGING MARKETS DEBT FUND - CLASS A | SIT EMERGING MARKETS DEBT FUND - CLASS A
Risk/Return:
Trading Symbol	SITEX